Note 6 - Investment in Interest-earning Time Deposits	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Investments and Other Noncurrent Assets [Text Block]
Note
6
– Investment in Interest-Earning Time Deposits

The investment in interest-earning time deposits as of
December

31,
2016
and
2015,
by contractual maturity, is shown below (in thousands):

	2016	2015
Due in one year or less	$2,849	$3,585
Due after one year through five years	3,249	2,551
Total	$6,098	$6,136